Financial Instruments - Additional Information - Derivative Financial Instruments (Detail) $ in Millions		1 Months Ended		12 Months Ended
	Mar. 15, 2016	Aug. 31, 2016 shares	Oct. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 MXN ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)	Mar. 31, 2017 USD ($)	Mar. 30, 2017 shares	Dec. 31, 2016 MXN ($) shares	Oct. 31, 2016 USD ($)	Mar. 31, 2016 shares	Dec. 31, 2015 MXN ($)	Mar. 26, 2015 shares	Mar. 15, 2011 shares
Disclosure of detailed information about financial instruments [line items]
Gains and (losses) related to recognition of changes in fair values of the derivative instruments				$ 9,000,000	$ 161.0	$ 17,000,000	$ 317.0	$ (173,000,000)	$ (2,981.0)
Financial assets at estimated fair value				73,000,000		64,000,000
Increase (decrease) through conversion of convertible instruments, equity					5,729.0				$ 5,051.0
Call capped transaction subject to antidilution adjustments, Shares | shares												258,000,000			297,000,000		297,000,000
Capped call options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss						66,000,000							$ 1,368.0
Financial assets at fair value through profit or loss, mandatorily measured at fair value				37,000,000		$ 44,000,000		(228,000,000)		$ 725.0			$ 818.0			$ (3,928.0)
Call capped transaction subject to antidilution adjustments, Shares | shares						3,960,000							3,960,000					194,000,000
Call capped transaction subject to antidilution adjustments, Shares | shares						8.57	8.57
Capped call options [Member] | American Depositary Shares Maturing on March 2016 [Member]
Disclosure of detailed information about financial instruments [line items]
Call capped transaction subject to antidilution adjustments, Shares | shares																		114,000,000
Call capped transaction subject to antidilution adjustments, Shares | shares						8.57	8.57
Capped call options [Member] | American Depositary Shares Maturing on March 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Amount received by CEMEX								$ 44,000,000
Call capped transaction subject to antidilution adjustments, Shares | shares		71,000,000																80,000,000
Call capped transaction subject to antidilution adjustments, Shares | shares						5.27	5.27
Aggregate premium, Amount						$ 222,000,000
Notional amount percentage of capped call								44.20%	44.20%
Notional amount percentage of capped call, expired out of money	55.80%
Capped call options [Member] | 2018 Convertible Notes [Member] | American Depositary Shares Maturing on March 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage amendment of notional amount		58.30%
Mandatory Convertible Securities 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) through conversion of convertible instruments, equity				20,000,000	393.0	40,000,000	$ 829.0
Financial assets at fair value through profit or loss, mandatorily measured at fair value				19,000,000		(29,000,000)		$ 18,000,000		359.0			$ (545.0)			310.0
Fuel Price Forward Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount				46,000,000		44,000,000				904.0			912.0
Financial assets at estimated fair value				10,000,000		7,000,000				197.0			145.0
Gain (loss) due to changes in estimated fair value				3,000,000	57.0	7,000,000	145.0	(3,000,000)	$ (52.0)
Coal Price Forward Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount				26,000,000		33,000,000				511.0			684.0
Financial assets at estimated fair value				10,000,000		8,000,000				197.0			166.0
Gain (loss) due to changes in estimated fair value				1,000,000	19.0	8,000,000	166.0
Net Investment Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at estimated fair value				47,000,000		0
Net Investment Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount				1,160,000,000
Net foreign exchange gain				$ 6,000,000	$ 110.0
Average contract life of foreign exchange forward program				1 year	1 year
Net Investment Hedges [Member] | Top of range [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount											$ 1,250,000,000
Foreign exchange forwards related to forecasted transactions [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at estimated fair value				$ 3,000,000		0
Foreign exchange forwards related to forecasted transactions [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain						10,000,000	$ 186.0	26,000,000	$ 448.0
Net foreign exchange loss				17,000,000	$ 337.0
Equity Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss				$ 24,000,000		2,000,000		15,000,000		463.0			30.0			258.0
Interest rate swap maturity date			2016-10	2019-03	2019-03
Forward contract to be settled in cash | shares				31,400,000	31,400,000
Amount received by CEMEX			$ 59.5
Estimated cash flows of financial assets reclassified out of available-for-sale financial assets			$ 59.5
Equity Investments [Member] | Major business combination [member]
Disclosure of detailed information about financial instruments [line items]
Amount received by CEMEX														$ 4,000,000
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss				$ 6,000,000		6,000,000		$ 4,000,000		114.0			112.0			$ 69.0
Interest rate swap maturity date				2022-09	2022-09
Financial assets at estimated fair value				$ 16,000,000		$ 23,000,000				$ 314.0			$ 477.0
Borrowings, interest rate				5.40%						5.40%